PLANT, EQUIPMENT AND MINING PROPERTIES (Details Narrative) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, plant and equipment [abstract]
Assets under construction	$ 3,283,076	$ 1,001,211	$ 380,082